Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payments [Abstract]
Disclosure of other equity instruments	A summary of the status of the company’s performance share plans as of December 31, 2025, and changes during the year are presented in the accompanying table:
Philips Group
Performance shares

	2025		2024
	Number of shares	Weighted average grant- date fair value	Number of shares	Weighted average grant- date fair value
EUR-denominated
Outstanding as of January 1	6,466,838	24.41	5,392,035	27.22
Granted	1,994,246	21.94	2,265,462	28.94
Notional dividends ¹	269,210	24.63	218,782	24.35
Vested/Issued	(333,321)	20.73	(169,524)	50.30
Forfeited	(336,681)	24.93	(451,052)	25.07
Adjusted quantity ²	(1,801,626)	20.52	(788,865)	50.65
Outstanding as of December 31	6,258,667	24.92	6,466,838	24.41

USD-denominated
Outstanding as of January 1	4,190,628	26.89	3,261,048	29.73
Granted	1,522,255	24.81	1,733,891	31.07
Notional dividends ¹	187,657	27.25	142,892	26.85
Vested/Issued	(166,326)	21.98	(80,151)	61.37
Forfeited	(525,643)	27.08	(489,195)	28.35
Adjusted quantity ²	(942,807)	21.98	(377,857)	61.37
Outstanding as of December 31	4,265,764	27.42	4,190,628	26.89
[1]Dividend declared in 2025 on outstanding shares.
[2]Adjusted quantity includes the adjustments made to Performance shares outstanding due to updates on the actual TSR, EPS, and SDG.
Philips Group
Restricted shares

	2025		2024
	Number of shares	Weighted average grant- date fair value	Number of shares	Weighted average grant- date fair value
EUR-denominated
Outstanding as of January 1	3,523,906	21.17	2,995,252	23.39
Granted	1,146,201	19.38	1,367,380	22.64
Notional dividends ¹	145,617	21.43	52,481	22.57
Vested/Issued	(1,147,752)	21.70	(627,855)	35.10
Forfeited	(244,654)	20.65	(263,352)	21.06
Outstanding as of December 31	3,423,318	20.44	3,523,906	21.17

USD-denominated
Outstanding as of January 1	3,327,230	23.04	2,654,193	26.04
Granted	1,118,263	22.18	1,460,620	24.59
Notional dividends ¹	136,697	22.66	48,774	24.33
Vested/Issued	(1,070,835)	23.24	(582,404)	40.51
Forfeited	(341,996)	22.97	(253,953)	23.43
Outstanding as of December 31	3,169,359	22.66	3,327,230	23.04
[1]Dividend declared in 2025 on outstanding shares.

Disclosure of share options	The accompanying tables summarize information about the company’s options as of December 31, 2025, and changes during the year.
Philips Group
Options on EUR-denominated listed share

	2025		2024
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding as of January 1	3,396,539	22.16	3,660,000	22.16
Exercised	(378,515)	22.16	(3,793)	22.16
Forfeited	(11,548)	22.16	(259,668)	22.16
Expired	(39,983)	22.16	-	-
Outstanding as of December 31	2,966,493	22.16	3,396,539	22.16
Philips Group
Options on USD-denominated listed share

	2025		2024
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding as of January 1	1,637,764	24.42	1,929,000	24.42
Exercised	(201,873)	24.42	-	-
Forfeited	(54,248)	24.42	(291,236)	24.42
Outstanding as of December 31	1,381,643	24.42	1,637,764	24.42

Disclosure of number and weighted average remaining contractual life of outstanding share options	Philips Group
Outstanding options in millions of EUR unless otherwise stated

	2025			2024
	Number of options	Intrinsic value	Weighted average remaining contractual term in years	Number of options	Intrinsic value	Weighted average remaining contractual term in years
EUR-denominated
20-25	2,966,493	3	6.7	3,396,539	8	8.1
Outstanding options	2,966,493	3	6.7	3,396,539	8	8.1

USD-denominated
20-25	1,381,643	4	5.8	1,637,764	1	8.0
Outstanding options	1,381,643	4	5.8	1,637,764	1	8.0
*Executive Committee members can receive restricted share rights as a sign-on LTI awards upon hiring.
**The definition of this non-IFRS measure and a reconciliation to the IFRS measure is included in Equity.